Net Loss per Share Attributable to Common Stockholders (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Net Loss per Share Attributable to Common Stockholders
Schedule of Basic and Diluted Loss Per Share Attributable to Common Stockholders

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2024	2023	2024	2023
Numerator:
Net loss attributable to common stockholders	$(1,255,915)	$(35,162)	$(6,532,845)	$(4,752,980)

Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders	1,181,150	543,708	891,211	443,880

Net loss per share attributable to common stockholders	$(1.06)	$(0.06)	$(7.33)	$(10.71)

	For the years ended December 31,
	2023	2022
Numerator:
Net loss attributable to common stockholders	$(7,637,642)	$(12,091,540)

Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders	475,171	315,518

Net loss per share attributable to common stockholders	$(16.07)	$(38.32)

Schedule of Anti-Dilutive Securities Excluded From Computation of Diluted Net Loss Per Share

	As of September 30,
	2024	2023
Options, RSUs, and grants	106,434	52,761
Warrants	1,798,643	301,880
Total	1,905,077	354,641

	As of December 31,
	2023	2022
Options, RSUs, and grants	60,741	49,625
Warrants	432,202	111,742
Total	492,943	161,367